Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax	¥ 5,800	¥ 3,522
Total exit costs, net of tax	4,412	2,410
Goodwill impairment loss	¥ 2,045